COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Guarantor Obligations [Line Items]
Exposure to credit loss			$ 317,628	$ 184,739
Provision (credit) for loan losses	$ 700	$ 750	2,982	3,300
Commitments to extend credit
Guarantor Obligations [Line Items]
Exposure to credit loss			314,194	181,925
Standby letters of credit
Guarantor Obligations [Line Items]
Exposure to credit loss			$ 3,434	$ 2,814